LONG TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term bank loans	$ 6,097,453	$ 0
Less: current portion	0	7,269,027
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term bank loans	6,097,453	0
Less: current portion	0	7,269,027
Long-term Debt [Member] | Due on August 28, 2022
Debt Instrument [Line Items]
Long-term bank loans	$ 6,097,453	0
Annual rate	8.80%
Repayment date	Aug. 28, 2022
Long-term Debt [Member] | Due on August 30, 2019
Debt Instrument [Line Items]
Long-term bank loans	$ 0	$ 7,269,027
Annual rate	8.00%
Repayment date	Aug. 30, 2019